Inventories - Continuity of Obsolescence Reserve from Continuing Operations for Inventory (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2020	Mar. 30, 2019	Mar. 31, 2018
Inventory Disclosure [Abstract]
Beginning balance	$ 1,895	$ 1,919	$ 1,781
Additional charges	342	647	763
Deductions	(390)	(671)	(625)
Ending balance	$ 1,847	$ 1,895	$ 1,919